Members’ capital (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Feb. 05, 2021	Jan. 14, 2021	Apr. 30, 2021	Apr. 30, 2021	Jan. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Aug. 01, 2018
IfrsStatementLineItems [Line Items]
Number of common shares issued	10,231,784	600,000	1,953,125	23,162,579		1,153,095
G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued							60,746,202	6,600,000
Loss on impairment								$ 1,574,761
Subscription Description							GR Unlimited issued, 3,771,023 units (the “GR Units”) containing one Common Unit and one GR Unlimited purchase warrant (the “GR Warrant”) for gross proceeds of CAD$1,646,050 ($1,274,516), of which $360,818 was allocated to the GR Warrants. Upon close of the Transaction, the GR Units were automatically converted into 3,771,023 common units of GR Unlimited (3,771,023 common shares of the Company) and 3,771,023 warrants of GR Unlimited (3,771,023 warrants of the Company).
Two Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount					$ 100,000
Number of common shares issued					462,500
Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount									$ 50,000
Interest rate									30.00%
Convertible Promissory Note [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Principal amount							$ 100,000
Uncertified common units							126.13
Number of common shares issued							485,379
Accrued and unpaid interest							$ 22,438
Second Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount					$ 50,000
Uncertified common units					89.8
Convertible Promissory Notes One [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Principal amount							$ 1,000,000
Uncertified common units							1,144.15
Number of common shares issued							4,782,284
Accrued and unpaid interest							$ 248,958
Convertible Promissory Notes Two [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Principal amount							$ 50,000
Uncertified common units							52.06
Number of common shares issued							198,214
Accrued and unpaid interest							$ 7,644
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Common units, authorized						20,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Common units, authorized						750
Common Units [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued							1,475,979
Common Unit [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued							2,000,000
Common Unit 1 [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued							727,250